Note 6 - Stockholders' Equity (Details) - Stock Options Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Stock Options Activity [Abstract]
Outstanding at December 31, 2013	7,430,225	6,432,127		3,679,977
Outstanding at December 31, 2013	$ 1.47	$ 1.58		$ 2.05
Granted	417,000	1,219,500	[1]	3,097,400	[1]
Granted	$ 1.05	$ 1.43	[1]	$ 1.08	[1]
Exercised	(162,500)			(14,000)
Exercised	$ 0.88			$ 1.80
Forfeited	(130,000)	(94,833)		(258,516)
Forfeited	$ 1.88
Outstanding at September 30, 2014	7,554,725	7,430,225		6,432,127
Outstanding at September 30, 2014	$ 1.46	$ 1.47		$ 1.58

[1]	All options granted during the years ended December 31, 2012 and 2013 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant, except for 200,000 options granted in December 2013 that have an exercise price of $1.75, which was deemed to be above market.